Summary of significant accounting policies - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Government grants	¥ 458,141	¥ 990,038	¥ 884,102
Fines related to non-compliances of certain cybersecurity laws and regulations	¥ 8,026,000
Maximum percentage of cash held in any single institution	5.00%	6.00%
Financial Asset Past Due
Summary of significant accounting policies
Loans receivable, non-accrual status upon reaching, number of days	90 days
Maximum
Summary of significant accounting policies
Short-term Investment Maturity Term	12 months